united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23066

           Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

           225 Pictoria Drive , Suite 450,Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

            1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-490-4300

Date of fiscal year end: 2/28

Date of reporting period: 2/28/23

Item 1. Reports to Stockholders.

FMC Excelsior Focus Equity ETF
FMCX

Annual Report
February 28, 2023

1-888-530-2448
www.firstmanhattan.com

TAKE TOMORROW FURTHER.

April 25, 2023

Dear Investor,

First Manhattan’s inaugural ETF, FMC Focus Excelsior Equity ETF (ticker: FMCX), was launched on April 22, 2022, amidst a challenging market environment. In calendar year 2022, the U.S. equity market endured its steepest annual decline since the global financial crisis in 2008 due to historic financial tightening by the Federal Reserve and the bursting of the post-Covid asset bubble. For the ETF’s first fiscal period (from its 4/22/22 launch date through 2/28/23), FMCX returned -7.3% vs. -5.7% for the S&P 500 Index.

The primary drivers of FMCX’s performance in the fiscal period included:

(i)	The legacy portfolio with which the ETF was seeded (via a so-called 351 exchange) at launch was heavily exposed to technology and growth. In fact, the Technology and Communications sectors comprised a combined 46.6% of NAV at launch. These two sectors had outperformed in preceding years but, per (ii) below, underperformed in the period since inception through the end of the fiscal period, as evidenced by the Nasdaq Composite Index returning -11.2% vs. -5.7% for the S&P 500 Index.

We have opportunistically migrated the portfolio from 61 holdings at launch to 45 as of 2/28/23, moving closer to our long-term objective of holding 25-30 names. Correspondingly, the ETF’s portfolio exposure to the Technology and Communications sectors now comprises a combined 32.8% of NAV.

(ii)	The compression in multiples of long-duration growth assets. At launch, the weighted average forward price-to-earnings multiple (P/E) of FMCX’s portfolio was 20.8x vs. 18.8x for the S&P 500 Index. As of 2/28/23, the weighted average forward P/E of FMCX’s portfolio was 18.0x, which was equal to the multiple for the S&P 500 Index. The change in the portfolio’s P/E reflects both the deflation in multiples of legacy holdings as well as our deliberate shift in the portfolio toward lower multiple opportunities.

Through various operating subsidiaries, FMC Group Holdings LP (“First Manhattan”) provides a range of brokerage and investment advisory services. First Manhattan Securities LLC (Member SIPC, FINRA, NYSE, and MSRB), a wholly owned subsidiary of First Manhattan, is a registered broker -dealer. First Manhattan Co. LLC, a wholly owned subsidiary of First Manhattan, is an investment adviser registered with the SEC. None of First Manhattan, its affiliates, and its or their personnel provide banking services or legal, tax, or accounting advice.

399 PARK AVENUE
NEW YORK, NY 10022
FIRSTMANHATTAN.COM

Table I: Top 5 Contributors & Detractors to FMCX’s Performance (4/25/22 – 2/28/23)

Contributors	Detractors
Starbucks	IAC
O’Reilly Automotive	Brookfield
Brookfield Asset Mgmt	Match
Linde	Liberty Broadband
Oracle	Amazon

Notably, all the top detractors from performance were legacy positions (except for Brookfield, which was spun out of Brookfield Asset Management — also a legacy position), while four of the top-five contributors (Starbucks, O’Reilly, Linde, and Oracle) are recent (i.e., post-launch) purchases.

We were able to seize upon opportunities presented by the market turmoil, including:

a)	Adding to KKR & Company (ticker: KKR), now the ETF’s largest holding, on intra-year weakness caused by near-term concerns, despite continued strength in assets under management (“AUM”) and fee-related earnings growth. We believe that KKR represents a compelling long-term opportunity, where we can reap the benefit of ‘time arbitrage.’ We were able to add to the position intra-year in the low $40s, a level at which the stock is as cheap, if not cheaper (in terms of discount to NAV and expected return), than when First Manhattan first initiated the position four years ago.

b)	New purchases of (in order of size):

(i)	Linde Plc (ticker: LIN), which we view as a high-quality compounder that has been on our ‘wish list’ since its transformative merger with Praxair several years ago. We took advantage of the stock’s weakness in the late summer and early fall to establish a substantial position at a reasonable entry valuation. We found in our diligence that not only is Linde’s business highly resilient, but that the company also stands to benefit from broader secular trends of energy transition and electrification.

(ii)	Nice Ltd (ticker: NICE), which we saw as un under-followed mid-cap opportunity amidst a broader sell-off in software. We view the company as a potential strategic asset with “must have” software that is sticky, undergoing a cloud migration, and taking share from a distressed competitor (i.e., Avaya).

(iii)	O’Reilly Automotive Inc. (ticker: ORLY), which we found to be an under-appreciated classic compounder that had swooned and became decoupled from the long-term growth potential of the business. We believe the company is well positioned to a) benefit from the secular trends in the aging US car parc and b) take share in the auto parts retailing market.

(iv)	Oracle Corp (ticker: ORCL), another moated business that we perceived as mispriced in the broader technology sell-off. We had the opportunity to purchase stock at an entry valuation that we believe did not adequately reflect the company’s ongoing value-accretive cloud transition. We believe the company is in the early stages of a meaningful growth inflection point due to this transition.

We exited three legacy holdings — GoDaddy, PayPal, and Match — as new developments and changed circumstances over the course of the past year diminished our conviction. We trimmed Apple, Liberty Sirius, and IAC when those positions appeared outsized relative to expected returns and risk/reward.

We believe that the resultant portfolio comprises several high-quality compounders with attractive embedded returns and risk/reward:

Table II: Our Top-10 Holdings (as of 2/28/23)

	Name	% of Fund
1	KKR & Company, Inc.	6.7%
2	Berkshire Hathaway, Inc.	5.1%
3	O’Reilly Automotive, Inc.	4.8%
4	UnitedHealth Group, Inc.	4.6%
5	Linde, Plc.	4.5%
6	Starbucks Corporation	4.4%
7	Apple, Inc.	4.2%
8	Oracle Corp	4.0%
9	Nice, Ltd	4.0%
10	Entegris, Inc.	3.7%

We continue to actively pursue fresh opportunities to deploy capital across industries and endeavor to remain discerning and disciplined in terms of entry multiples, scenario analysis, and expected returns.

Sincerely,

Himayani

HIMAYANI PURI

SENIOR MANAGING DIRECTOR

PORTFOLIO MANAGER

DIRECTOR OF RESEARCH

T 212.756.3153

HPURI@FIRSTMANHATTAN.COM

Control #: 16804195-NLD 04/30/2023

FMC Excelsior Focus Equity ETF
PORTFOLIO REVIEW (Unaudited)
February 28, 2023

The Fund’s performance figures* for the period ended February 28, 2023, as compared to its benchmark:

Since Inception** -
February 28, 2023
FMC Excelsior Focus Equity ETF - NAV	(7.34)%
FMC Excelsior Focus Equity ETF - Market Price	(7.24)%
S&P 500 Total Return Index ***	(5.67)%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.fmcx.com or by calling 1-888-530-2448.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Market price returns are calculated using the closing price and account for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses (gross) are estimated to be 0.70% for the first full year of operations per the April 18, 2022 prospectus.

**	As of the commencement of operations on April 22, 2022.

***	The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Comparison of the Change in Value of a $10,000 Investment

The Fund’s holdings by asset class as of February 28, 2023 are as follows:

Sectors	% of Net Assets
Common Stocks
Technology	21.0%
Financials	17.6%
Consumer Discretionary	12.0%
Communications	11.8%
Industrials	7.8%
Materials	7.1%
Health Care	6.3%
Consumer Staples	3.4%
Exchange Traded Fund
Equity	2.7%
Other Assets in Excess of Liabilities	10.3%
100.0%

Please refer to the Schedule of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

FMC EXCELSIOR FOCUS EQUITY ETF
SCHEDULE OF INVESTMENTS
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 87.0%
	ASSET MANAGEMENT - 10.7%
19,028	Brookfield Asset Management Ltd.	$639,721
68,441	Brookfield Corporation	2,275,664
85,892	KKR & Company, Inc.	4,840,015
		7,755,400
	BANKING - 1.7%
1,440	JPMorgan Chase & Company	206,424
21,644	US Bancorp	1,033,068
		1,239,492
	BEVERAGES - 2.1%
8,601	Diageo plc - ADR	1,488,317

	BIOTECH & PHARMA - 1.1%
2,381	Amgen, Inc.	551,582
3,405	Gilead Sciences, Inc.	274,205
		825,787
	CABLE & SATELLITE - 3.5%
13,037	Comcast Corporation, Class A	484,585
6,869	Liberty Broadband Corporation - Series A(a)	595,748
16,888	Liberty Broadband Corporation - Series C(a)	1,463,683
		2,544,016
	CHEMICALS - 4.9%
9,370	Linde plc	3,264,226
2,778	Minerals Technologies, Inc.	168,764
2,059	Nutrien Ltd.	160,149
		3,593,139
	CONTAINERS & PACKAGING - 2.1%
26,670	Ball Corporation	1,499,121

	DIVERSIFIED INDUSTRIALS - 1.6%
6,020	Honeywell International, Inc.	1,152,710

	ELECTRICAL EQUIPMENT - 2.8%
12,824	Keysight Technologies, Inc.(a)	2,051,327

See accompanying notes to financial statements.

FMC EXCELSIOR FOCUS EQUITY ETF
SCHEDULE OF INVESTMENTS (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 87.0% (Continued)
	ENTERTAINMENT CONTENT - 3.2%
30,483	Activision Blizzard, Inc.	$2,324,329

	HEALTH CARE FACILITIES & SERVICES - 4.6%
6,919	UnitedHealth Group, Inc.	3,293,029

	HOUSEHOLD PRODUCTS - 1.3%
5,490	Colgate-Palmolive Company	402,417
4,108	Procter & Gamble Company (The)	565,096
		967,513
	INSURANCE - 5.1%
8	Berkshire Hathaway, Inc., Class A(a)	3,708,200

	INTERNET MEDIA & SERVICES - 2.7%
5,791	Alphabet, Inc., Class A(a)	521,537
2,595	Alphabet, Inc., Class C(a)	234,329
23,116	IAC, Inc.(a)	1,200,645
		1,956,511
	LEISURE FACILITIES & SERVICES - 7.2%
4,096	McDonald’s Corporation	1,080,975
31,103	Starbucks Corporation	3,175,306
6,364	Yum China Holdings, Inc.	373,758
4,682	Yum! Brands, Inc.	595,363
		5,225,402
	MACHINERY - 3.1%
31,776	Graco, Inc.	2,209,702

	MEDICAL EQUIPMENT & DEVICES - 0.6%
3,480	Baxter International, Inc.	139,026
1,078	Danaher Corporation	266,837
		405,863
	PUBLISHING & BROADCASTING - 2.3%
21,136	Liberty Media Corp-Liberty SiriusXM, Class A(a)	684,595
31,075	Liberty Media Corp-Liberty SiriusXM, Class C(a)	1,001,237
		1,685,832

See accompanying notes to financial statements.

FMC EXCELSIOR FOCUS EQUITY ETF
SCHEDULE OF INVESTMENTS (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 87.0% (Continued)
	RESIDENTIAL REIT - 0.2%
1,747	Equity Residential	$109,222

	RETAIL - DISCRETIONARY - 4.8%
4,142	O’Reilly Automotive, Inc.(a)	3,438,274

	SEMICONDUCTORS - 3.7%
30,952	Entegris, Inc.	2,638,039

	SOFTWARE - 11.5%
10,034	Microsoft Corporation	2,502,680
13,867	Nice Ltd. - ADR(a)	2,876,155
33,241	Oracle Corporation	2,905,263
		8,284,098
	TECHNOLOGY HARDWARE - 4.2%
20,577	Apple, Inc.	3,033,256

	TECHNOLOGY SERVICES - 1.7%
3,273	S&P Global, Inc.	1,116,748
509	Visa, Inc., Class A	111,949
		1,228,697
	TRANSPORTATION & LOGISTICS - 0.3%
2,658	Kirby Corporation(a)	192,785

	TOTAL COMMON STOCKS (Cost $35,051,974)	62,850,061

See accompanying notes to financial statements.

FMC EXCELSIOR FOCUS EQUITY ETF
SCHEDULE OF INVESTMENTS (Continued)
February 28, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUND — 2.7%
	EQUITY - 2.7%
13,400	Invesco S&P 500 Equal Weight ETF	$1,964,440

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,974,467)	1,964,440

	TOTAL INVESTMENTS - 89.7% (Cost $37,026,441)	$64,814,501
	OTHER ASSETS IN EXCESS OF LIABILITIES - 10.3%	7,428,206
	NET ASSETS - 100.0%	$72,242,707

ETF - Exchange-Traded Fund

LTD - Limited Company

PLC - Public Limited Company

ADR -American Depository Receipt

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

See accompanying notes to financial statements.

FMC Excelsior Focus Equity ETF
STATEMENT OF ASSETS AND LIABILITIES
February 28, 2023

ASSETS
Investment securities:
At cost	$37,026,441
At value	$64,814,501
Cash	4,751,578
Dividends and interest receivable	62,547
Receivable for investments sold	2,739,031
TOTAL ASSETS	72,367,657

LIABILITIES
Investment advisory fees payable	124,950
TOTAL LIABILITIES	124,950
NET ASSETS	$72,242,707

Net Assets Consist Of:
Paid in capital	$44,332,416
Accumulated earnings	27,910,291
NET ASSETS	$72,242,707

Net Asset Value Per Share:
Net Assets	$72,242,707
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,155,000
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$22.90

See accompanying notes to financial statements.

FMC Excelsior Focus Equity ETF
STATEMENT OF OPERATIONS
For the Period Ended February 28, 2023

Period Ended
February 28, 2023 (a)
INVESTMENT INCOME
Dividends	$542,303
Less: Foreign withholding taxes	(6,033)
TOTAL INVESTMENT INCOME	536,270

EXPENSES
Investment advisory fees	423,464
TOTAL EXPENSES	423,464
NET INVESTMENT INCOME	112,806

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on:
In-kind redemptions	14,950,942
Investments	825,336
15,776,278

Net change in unrealized depreciation on investments	(21,353,186)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(5,576,908)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(5,464,102)

(a)	The FMC Excelsior Focus Equity ETF commenced operations on April 22, 2022.

See accompanying notes to financial statements.

FMC Excelsior Focus Equity ETF
STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended February 28, 2023

Period Ended
February 28, 2023 (a)
FROM OPERATIONS
Net investment income	$112,806
Net realized gain on investments	15,776,278
Net change in unrealized depreciation on investments	(21,353,186)
Net decrease in net assets resulting from operations	(5,464,102)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:	(827,538)
Net decrease in net assets resulting from distributions to shareholders	(827,538)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	109,716,789
Cost of shares redeemed	(31,182,442)
Net increase in net assets resulting from shares of beneficial interest	78,534,347

TOTAL INCREASE IN NET ASSETS	72,242,707

NET ASSETS
Beginning of Period	—
End of Period	$72,242,707

SHARE ACTIVITY
Shares Sold	4,450,000
Shares Redeemed	(1,295,000)
Net increase in shares of beneficial interest outstanding	3,155,000

(a)	The FMC Excelsior Focus Equity ETF commenced operations on April 22, 2022.

See accompanying notes to financial statements.

FMC Excelsior Focus Equity ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Period Ended
February 28, 2023(1)
Net asset value, beginning of period	$25.01

Activity from investment operations:
Net investment income (2)	0.04
Net realized and unrealized loss on investments	(1.88)
Total from investment operations	(1.84)

Less distributions from:
Net investment income	(0.03)
Net realized gains	(0.24)
Total distributions	(0.27)

Net asset value, end of period	$22.90

Market price, end of period	$22.93

Total return (4)(6)	(7.34)%

Market price total return	(7.24)%

Net assets, at end of period (000s)	$72,243

Ratio of net expenses to average net assets (3)	0.70%
Ratio of net investment income to average net assets (3)	0.19%

Portfolio Turnover Rate (4)(5)	77%

(1)	The FMC Excelsior Focus Equity ETF commenced operations on April 22, 2022.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Not annualized for periods less than one year.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

See accompanying notes to financial statements.

FMC Excelsior Focus Equity ETF
NOTES TO FINANCIAL STATEMENTS
February 28, 2023

1.	ORGANIZATION

The FMC Excelsior Focus Equity ETF (the “Fund”) is a non-diversified series of Northern Lights Fund Trust IV (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 2, 2015, which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective seeks long-term capital appreciation. The investment objective is non-fundamental. The Fund commenced operations on April 22, 2022.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined or, in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value (“NAV”).

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

FMC Excelsior Focus Equity ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
February 28, 2023

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

FMC Excelsior Focus Equity ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
February 28, 2023

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of value requires more judgment. Accordingly, the degree of judgment exercised in determining value is greatest for instruments categorized in Level 3.

The inputs used to measure value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of February 28, 2023 for the Fund’s assets measured at value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$62,850,061	$—	$—	$62,850,061
Exchange Traded Fund	1,964,440	—	—	1,964,440
Total	$64,814,501	$—	$—	$64,814,501

The Fund did not hold any Level 3 securities during the period.

*	See Schedule of Investments for industry classification.

In-Kind Seeding – The seeding (capital required to fund initial creation units to commence trading) of the Fund was provided by in-kind seeding. The particulars of the in-kind seeding are described below:

The Fund was seeded through the exchange of ETF shares for the securities held by various separately managed accounts (“SMAs”) on April 22, 2022. The transactions were structured as tax-free exchanges of shares. The Fund carried forward the historical cost basis of investments and cumulative unrealized gains and losses as reported by the SMAs prior to the transactions to align ongoing financial reporting. Investment companies carry substantially all their assets at fair value for periodic and ongoing reporting. The primary use of historical cost basis is to determine both realized and unrealized gains and losses.

The transaction resulted in the following:

Initial Fair Value of Securities
acquired by Fund	Cost Basis	Unrealized Gain (Loss)
$76,404,948	$27,263,703	$49,141,246

The above securities were contributed at fair value of $76,404,948 and unrealized appreciation of $27,263,703, in exchange for 3,055,000 shares at a NAV of $25.01.

FMC Excelsior Focus Equity ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
February 28, 2023

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid semi-annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributable net realized capital gains, if any, are declared and distributed annually no later than December 31 of each year. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – The Fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions expected to be taken in the Fund’s February 28, 2023 tax returns and has concluded to date that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Fund identifies its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statements of Operations. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Cash – The Fund considers its investments in an FDIC insured interest bearing savings account to be cash. The Fund maintains cash balances, which, at times, may exceed federally insured limits. The Fund maintains these balances with a high quality financial institution.

Foreign Currency – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency

FMC Excelsior Focus Equity ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
February 28, 2023

transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions, gains and losses on the purchase and sale of foreign currencies and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Time Deposits – Time deposits are issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the depositor on the date specified with respect to the deposit. Time deposits do not trade in the secondary market prior to maturity. However, some time deposits may be redeemable prior to maturity and may be subject to withdrawal penalties.

3.	INVESTMENT TRANSACTIONS

For the period ended February 28, 2023, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Fund were as follows:

Purchases	Sales
$67,994,910	$50,437,074

For the period ended February 28, 2023, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Fund were as follows:

Purchases	Sales
$27,264,237	$23,570,835

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Fund are overseen by the Board. First Manhattan Co. LLC (the “Adviser”) serves as the Fund’s investment adviser pursuant to an Investment Advisory Agreement with the Trust (the “Advisory Agreement”). The Adviser has engaged Vident Investment Advisory, LLC, as the sub-adviser (the “Sub-Adviser”), to manage the assets of the Fund. The Trust has entered into a Global Custody Agreement with State Street Bank and Trust Co. (the “Custodian”) to serve as custodian and to act as transfer and shareholder services agent. The Trust has also entered into an Underwriting Agreement with Northern Lights Distributors, LLC (the “Distributor”) to serve as the principal underwriter and distributor for the Fund.

FMC Excelsior Focus Equity ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
February 28, 2023

Pursuant to the Advisory Agreement, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.70% of it’s average daily net assets. For the period ended February 28, 2023, the Adviser earned $423,464 in investment advisory fees.

The Adviser’s unitary management fee is designed to pay the Fund’s expenses and to compensate the Adviser for providing services for the Fund. Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services and Independent Trustees’ fees, except for payment of advisory fees, acquired fund fees and expenses, payments under the Fund’s 12b-1 plan, brokerage expenses, taxes, other expenses incurred in placing or settlement of orders for the purchase and sale of securities and other investment instruments, interest (including borrowing costs and dividend expenses on securities sold short), litigation expense, and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto). The Adviser, and not the Fund’s shareholders, would benefit from any reduction in fees paid for third-party services, including reductions based on increases in net assets.

The Trust, with respect to the Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

Ultimus Fund Solutions, LLC (“UFS”) – UFS provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pay UFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

FMC Excelsior Focus Equity ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
February 28, 2023

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 5,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from a Fund. An Authorized Participant is either (i) a broker -dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and their its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transaction Fees may be used to cover the custodial and other costs incurred by a Fund.

The Transaction Fees for the Fund is listed in the table below:

Fee for In-Kind and Cash	Maximum Additional Variable
Purchases	Charge for Cash Purchases*
$100	2.00%*

*	The maximum Transaction Fee is 2.00% as a percentage of the amount invested.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the following period was as follows:

Fiscal Year Ended
February 28, 2023
Ordinary Income	$84,060
Long-Term Capital Gain	743,478
Return of Capital	—
$827,538

FMC Excelsior Focus Equity ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
February 28, 2023

As of February 28, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$28,745	$103,685	$—	$—	$—	$27,777,861	$27,910,291

The difference between book basis and tax basis unrealized appreciation and accumulated net realized gains from investments is attributable to the tax deferral of losses on wash sales.

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of tax adjustments for realized gain (loss) on in -kind redemptions, resulted in reclassifications for the Fund for the fiscal year ended February 28, 2023, as follows:

Paid
In	Distributable
Capital	Earnings
$14,939,315	$(14,939,315)

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross	Gross
	Unrealized	Unrealized	Net Unrealized
Tax Cost	Appreciation	Depreciation	Appreciation
$37,036,640	$27,798,087	$(20,226)	$27,777,861

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of FMC Excelsior Focus Equity ETF and

Board of Trustees of Northern Lights Fund Trust IV

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of FMC Excelsior Focus Equity ETF (the “Fund”), a series of Northern Lights Fund Trust IV, as of February 28, 2023, the related statement of operations, the statement of changes in net assets, the related notes, and the financial highlights for the period April 22, 2022 (commencement of operations) through February 28, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2023, the results of its operations, the changes in net assets, and the financial highlights for the period from April 22, 2022 (commencement of operations) through February 28, 2023, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2023, by correspondence with the custodian and broker. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2022.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin

April 28, 2023

C O H E N  &  C O M P A N Y ,  L T D .

800.229.1099 | 866.818.4538 fax | cohencpa.com

Registered with the Public Company Accounting Oversight Board

FMC Excelsior Focus Equity ETF
EXPENSE EXAMPLES (Unaudited)
February 28, 2023

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2022 through February 28, 2023.

Actual Expenses

The “Actual” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending Account	Expenses Paid	Expenses Paid
	Account Value	Value	During Period*	During Period**
Actual	9/1/22	2/28/2023	9/1/22-02/28/23	9/1/22-02/28/23
FMCX	$ 1,000.00	$1,004.50	$3.46	0.70%

Hypothetical
(5% return before expenses)
FMCX	$ 1,000.00	$1,021.34	$3.49	0.70%

*	“Actual” expense information for the Funds is for the period from September 1, 2022 through February 28, 2023. Actual expenses are equal to the Fund’s annualized net expense ratios multiplied by 181/365 (to reflect the period from September 1, 2022 through February 28, 2023. “Hypothetical” expense information for the Fund’s is presented on the basis of the partial one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratios and average account values over the period, but is multiplied by 181/365 (to reflect the partial half-year period).

**	Annualized.

FMC Excelsior Focus Equity ETF
Additional Information (Unaudited)
February 28, 2023

LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategies and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the year ended February 28, 2023, the Board and the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Fund’s investments and they determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Board and Committee concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

FMC Excelsior Focus Equity ETF
SUPPLEMENTAL INFORMATION (Unaudited)
February 28, 2023

The business address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246. All correspondence to the Trustees and Officers should be directed to c/o Ultimus Fund Solutions, LLC, P.O. Box 541150, Omaha, Nebraska 68154.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Funds in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Joseph Breslin Year of Birth: 1953	Independent Trustee and Chairman of the Board since 2015	President and Consultant, Adviser Counsel, Inc. (formerly J.E. Breslin & Co.) (management consulting firm to investment advisers), (since 2009); Senior Counsel, White Oak Global Advisors, LLC. (since 2016).	1	Northern Lights Fund Trust IV (for series not affiliated with the Fund since 2015); Director, Kinetics Mutual Funds, Inc. (since 2000); Trustee, Kinetics Portfolios Trust (since 2000); Trustee, Forethought Variable Insurance Trust (since 2013).
Thomas Sarkany Year of Birth: 1946	Independent Trustee since 2015	Founder and President, TTS Associates Inc. (since December 2022); and Founder and President, TTS Consultants, LLC (financial services) (since 2010).	1	Northern Lights Fund Trust IV (for series not affiliated with the Fund since 2015); Arrow Investments Trust (since 2014), Arrow ETF Trust (since 2012), Trustee, Northern Lights Fund Trust II (since 2011); Director, Aquila Distributors (since 1981)
Charles Ranson Year of Birth: 1947	Independent Trustee since 2015	Principal, Ranson & Associates (strategic analysis and planning, including risk assessment and capital formation for entrepreneurial ventures) (since 2003).	1	Northern Lights Fund Trust IV (for series not affiliated with the Fund since 2015); Advisors Preferred Trust (since November 2012)

2/28/23 – NLFT IV_v2

FMC Excelsior Focus Equity ETF
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
February 28, 2023

Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Funds in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Wendy Wang 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1970	President since 2015	Senior Vice President, Director of Tax and Compliance Administration, Ultimus Fund Solutions, LLC (since 2012).	N/A	N/A
Sam Singh 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1976	Treasurer since 2015	Vice President, Ultimus Fund Solutions, LLC (since 2015).	N/A	N/A
Jennifer Farrell 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1969	Secretary since 2017	Associate Director (since 2022) and Manager (2018-2022), Legal Administration), Ultimus Fund Solutions, LLC; Senior Paralegal, Gemini Fund Services, LLC (since 2015).	N/A	N/A
James Ash Year of Birth: 1976	Chief Compliance Officer since 2019	Senior Vice President, Head of Compliance (since 2023 ); Senior Compliance Officer, Northern Lights Compliance, LLC (2019 - 2023); Senior Vice President, National Sales, Gemini Fund Services, LLC (2017-2019).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	As of February 28, 2023, the Trust was comprised of 30 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Fund. The Fund do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

The Fund’s SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-888-530-2448.

2/28/23 – NLFT IV_v2

PRIVACY NOTICE

Northern Lights Fund Trust IV

Rev. August 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST IV DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust IV chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust IV share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust IV

What we do:
How does Northern Lights Fund Trust IV protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust IV collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust IV does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Fund use to determine how to vote proxies is available without charge, upon request, by calling 1-877 -658-9473 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

PREMIUM/DISCOUNT INFORMATION

Information regarding how often the Shares of the Fund traded on the exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund during the past calendar year can be found at www.fmcx.com.

INVESTMENT ADVISOR
First Manhattan Co.
399 Park Avenue, 27th Floor
New York, NY 10022

INVESTMENT SUB-ADVISOR
Vident Investment Advisory, LLC
1125 Sanctuary Pkwy, Suite 515
Alpharetta, GA 30009

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

FMC-A23

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Joseph Breslin is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Breslin is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2023 – $14,000

(b)	Audit-Related Fees

2023 – None

(c)	Tax Fees

2023 – $6,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2023 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

                                               2023

                       Audit-Related Fees:      0.00%

Tax Fees:                     0.00%

All Other Fees:             0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2023 - $6,000

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Companies. The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The registrant’s audit committee members are Joseph Breslin, Charles Ranson and Thomas T. Sarkany

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 5/8/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 5/8/23

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 5/8/23